CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CONVERTIBLE NOTES [Text Block]
6.	CONVERTIBLE NOTES

On July 2, 2014, the Company closed a non-brokered private placement of 500 units for gross proceeds of $500,000. Each unit comprised of one non-transferable convertible redeemable promissory note (“ Notes ”) and 11,442 non-transferable warrants. The Notes bear simple interest at a rate of 10% per annum.

On February 25, 2017, the Company’s shares had achieved a minimum closing price of CAD$0.12 for a 10 -consecutive trading day period on the TSX venture Exchange, and accordingly, the principal of the Notes was automatically converted into 6,609,000 shares at a rate of CAD$0.10 per share. Of the interest due, $79,977 was paid by issuing 880,898 shares, and the remaining interest of $53,315 was paid in cash.

On March 16, 2017, the Company issued 7,489,898 common shares and paid $53,315 cash to settle the convertible notes and related interest. As a result, a $100,000 loss on the settlement of the convertible notes was recorded in the statement of loss and comprehensive loss.